INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	At December 31,
	2011	2012

Raw materials	$4,211	$5,318
Work in progress	811	1,755
Finished goods	2,455	4,906
	$7,477	$11,979